+-------------

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 70.7%
	U.S. TREASURY BILLS — 47.1%
25,000,000	United States Treasury Bill(a)			0.0000	02/02/23	$ 24,920,785
25,000,000	United States Treasury Bill(a)			0.0000	02/23/23	24,849,723
						49,770,508
	U.S. TREASURY NOTES — 23.6%
25,000,000	United States Treasury Note			0.1250	01/31/23	24,924,753

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,838,016)					74,695,261

Shares						Fair Value
	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
3,929,625	Fidelity Government Portfolio, Class I, 4.06% (Cost $3,929,625)(b)					3,929,625

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(d)
25	S&P Emini 3rd Week	SXM	02/17/2023	$ 4,240	$ 5,300,000	$ 11,562
50	S&P Emini 3rd Week	SXM	02/17/2023	4,300	10,750,000	14,375
75	S&P Emini 3rd Week	SXM	01/20/2023	4,190	15,712,500	6,375
75	S&P500 EMINI Option	SXM	02/28/2023	4,260	15,975,000	42,187
40	S&P500 EMINI Option	SXM	01/31/2023	4,200	8,400,000	7,400
40	S&P500 EMINI Option	SXM	01/31/2023	4,220	8,440,000	6,000
75	S&P500 EMINI Option	SXM	03/17/2023	4,350	16,312,500	40,313
35	S&P500 EMINI Option	SXM	03/17/2023	4,400	7,700,000	13,563
	TOTAL CALL OPTIONS PURCHASED (Cost - $154,235)					141,775

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $154,235)					141,775

	TOTAL INVESTMENTS - 74.4% (Cost $78,921,876)					$ 78,766,661
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $878,190)					(121,475)
	PUT OPTIONS WRITTEN -(0.0)%(e) (Proceeds - $13,063)					(7,938)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.7%					27,141,508
	NET ASSETS - 100.0%					$ 105,778,756

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(c)
	WRITTEN FUTURE OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
75	Emini SP W Week	SXM	01/04/2023	$ 3,990	$ 14,962,500	$ 1,312
150	S&P Emini 1st Week	SXM	01/06/2023	4,035	30,262,500	6,750
100	S&P Emini 3rd Week	SXM	02/17/2023	4,475	22,375,000	7,250
200	S&P Emini 3rd Week	SXM	02/17/2023	4,510	45,100,000	11,500
45	S&P Emini 3rd Week	SXM	01/20/2023	4,250	9,562,500	1,912
250	S&P Emini 3rd Week	SXM	01/20/2023	4,370	54,625,000	3,750
100	S&P EMINI Tues Week	SXM	01/03/2023	4,025	20,125,000	250
300	S&P500 EMINI Option	SXM	02/28/2023	4,460	66,900,000	37,500
5	S&P500 EMINI Option	SXM	01/31/2023	4,270	1,067,500	438
5	S&P500 EMINI Option	SXM	01/31/2023	4,300	1,075,000	325
75	S&P500 EMINI Option	SXM	01/31/2023	4,350	16,312,500	3,188
70	S&P500 EMINI Option	SXM	01/31/2023	4,400	15,400,000	1,925
150	S&P500 EMINI Option	SXM	01/31/2023	4,430	33,225,000	3,375
150	S&P500 EMINI Option	SXM	01/31/2023	4,460	33,450,000	2,625
150	S&P500 EMINI Option	SXM	03/17/2023	4,460	33,450,000	39,375
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $878,190)					121,475

	PUT OPTIONS WRITTEN - (0.0)%(e)
75	Emini SP W Week	SXM	01/04/2023	$ 3,600	$ 13,500,000	$ 938
150	S&P Emini 1st Week	SXM	01/06/2023	3,600	27,000,000	6,000
100	S&P EMINI Tues Week	SXM	01/03/2023	3,660	18,300,000	1,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $13,063)					7,938

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $891,253)					$ 129,413

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
10	CME E-Mini NASDAQ 100 Index Future	03/17/2023	$ 2,204,460	$ (167,119)
30	CME E-mini Russell 2000 Index Futures	03/17/2023	2,656,350	(95,668)
200	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	38,610,000	(1,670,035)
	TOTAL FUTURES CONTRACTS			$ (1,932,822)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
140	CBOE Volatility Index Future	01/18/2023	$ 3,233,734	$ 104,136
TOTAL FUTURES CONTRACTS

SXM	StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.